Contract Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Current contract liabilities [abstract]
Summary of Contract Liabilities Developed

The contract liabilities developed as follows:

€ thousand	2023	2022
Current and non-current contract liabilities as of January 1,	15,297	307
Received cash-ins	44,711	16,070
Revenue recognition	(4,746)	(903)
Accumulated interest expenses due to financing component	5,078	0
Net foreign exchange effects	(1,421)	(176)
Current and non-current contract liabilities as of December 31,	58,919	15,297

Summary of Current Liabilities

The current liabilities as of December 31, 2022, have been adjusted as follows:

	As previously reported	Classification error	As adjusted
Current liabilities
Provisions	723		723
Lease liabilities	1,855		1,855
Trade and other payables	9,238		9,238
Contract liabilities	205	15,092	15,297
Loans and borrowings	14,440		14,440
Other financial liabilities	90		90
Other non-financial liabilities	16,658	(15,092)	1,566
Total current liabilities	43,209	0	43,209

Summary of Cash Flow Statement

The cashflow statement for the year ended December 31, 2022, has been adjusted as follows:

€ thousand	As previously reported	Classification error	As adjusted
Cash flows from operating activities
Consolidated net income/(loss) for the period	(73,782)		(73,782)
Adjustments for:
Income tax expense	(24)		(24)
Depreciation, amortization and impairment	7,989		7,989
Loss from disposals of non-current assets	109		109
Net finance (income) and costs	2,545		2,545
Equity-settled share-based payments	6,133		6,133
Share of profit of equity-accounted investees, net of tax	45		45
Net foreign exchange (gain)/loss	(2,574)		(2,574)
Changes in:
Inventories	(4,958)		(4,958)
Trade receivables	(1,120)		(1,120)
Other financial and non-financial assets	(87)		(87)
Provisions	(296)		(296)
Trade and other payables	2,235		2,235
Contract liabilities	(144)	15,288	15,144
Other financial liabilities	(22)		(22)
Other non-financial liabilities	13,736	(15,288)	(1,552)
Net cash used in operating activities	(50,215)	0	(50,215)